Summary of Restricted Stock Award (Detail) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Schedule Of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Shares,Balance, Beginning	3,752,000	3,752,000		3,690,000	0
Shares,Granted	0	184,000		62,000	3,690,000
Shares,Released	0	(183,996)		0
Shares,Balance, Ending	3,752,000	3,752,004	3,752,000	3,752,000	3,690,000	0
Vested and exercisable	2,480,042	2,461,694	2,480,042	2,480,042
Balance, Weighted Average Remaining Vesting Life (Years)	9 months 18 days	1 month 6 days	9 months 18 days	1 year	1 year 10 months 24 days	0 years
Balance, Weighted Average Remaining Vesting Life, Granted	0 years	0 years		1 year 8 months 12 days	1 year 10 months 24 days
Balance, Weighted Average Remaining Vesting Life, Released	0 years	0 years
Weighted Average Per Share Intrinsic Value, Balance, Beginning	$ 0.02	$ 0.02
Weighted Average Per Share Intrinsic Value, Granted	$ 0	$ 0
Weighted Average Per Share Intrinsic Value, Released	$ 0	$ 0
Weighted Average Per Share Intrinsic Value, Balance, Ending	$ 0.02	$ 0.70	$ 0.02	$ 0.02
Aggregate Intrinsic Value, Balance Beginning	$ 37,520			$ 36,900	$ 0
Aggregate Intrinsic Value, Granted				620	36,900
Aggregate Intrinsic Value, Balance Ending				$ 37,520	$ 36,900	$ 0
Weighted Average Per Share Fair Value, Balance, Beginning	$ 0.03	$ 0.03		$ 0.01	$ 0
Weighted Average Per Share Fair Value, Granted	$ 0	$ 0.77		$ 0.01	$ 0.01
Weighted Average Per Share Fair Value, Released	$ 0	$ 0
Weighted Average Per Share Fair Value, Balance, Ending	$ 0.03	$ 0.07	$ 0.03	$ 0.03	$ 0.01	$ 0